CAPITAL STRUCTURE (Details Narrative) - USD ($)						1 Months Ended													3 Months Ended		12 Months Ended
	Jul. 02, 2024	Oct. 09, 2023	Apr. 03, 2023	Jun. 07, 2022	May 02, 2022	Dec. 20, 2024	Sep. 26, 2024	Sep. 17, 2024	Sep. 16, 2024	Dec. 29, 2023	Nov. 21, 2023	Jul. 20, 2023	Jan. 24, 2023	Dec. 19, 2022	Oct. 20, 2022	May 25, 2022	Feb. 28, 2022	Dec. 21, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 04, 2025	Jan. 28, 2025	Jul. 01, 2024	Oct. 24, 2023	Jun. 30, 2023	Jun. 15, 2023	Jun. 14, 2022	May 01, 2022
Preferred stock, shares authorized																			100,000,000
Common stock, shares issued							2,332,000
Common stock, shares authorized																			300,000,000		300,000,000
Common stock, shares issued																			27,284,633		23,689,135	15,982,472
Preferred stock, shares authorized																					100
Share-based Compensation Expense																			$ 556,611	$ 340,194	$ 1,689,712	$ 577,931
Common stock, shares outstanding																			27,198,136		23,602,638
Gross cash proceeds from warrants exercised										$ 3,533,741											$ 4,240,977
Original Warrants Shares issued							9,748,252
Remaining Warrants Shares issued							4,874,126
Description of late filing of registration statement																the 1st anniversary (30 days following the event date) of the event, which, along with an additional lump sum amount of $2,000,000 agreed to be paid to the investors as additional damages, led to a total amount of $2,250,260 concerning liquidated damages related to the February Private Placement within the year ended December 31, 2022
Shares held in escrow										950,063
Liquidated damages payable																$ 250,260
Deemed dividend																$ 8,189,515
Conversion price description																from $75.00 to $15.54
Conversion price																$ 15.54														$ 15.54
Issued shares of common stock upon the cashless exercise																							526,112
Cashless exercise warrants																							776,674
Exercise of warrants																						2,437,063	3,608,667
Issued shares of common stock upon the exercise																						2,437,063	3,608,667
Proceeds upon the exercise of warrants																						$ 3,533,741	$ 10,826,000
Convertible stock																							6,000
Conversion of stock in to common stock																							386,588
Conversion of stock value																							$ 5,452,300
Common stock, shares issued																					23,689,161	15,982,472
Common stock, shares purchased amount																						$ 100,452
Gross proceeds from sale of stock																				$ 649,039
Common stock, price per share																			$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued for services																							300,000,000
Compensation expense for services																							$ 3,120
Common Stock, Shares, Outstanding																					23,602,664	15,895,975
Series A preferred stock																					$ 5,452,300
Derivative liability																															$ 11,629
Gain on debt extinguishment																						$ (1,910,967)
General And Administrative Expense [Member]
Common stock, shares issued for services																							300
Issued shares of consultant for services, value																							$ 3,120
George Terzis [Member]
Common stock, shares issued																											51,485
Common stock, price per share																											$ 1.01
Common stock, shares value as debt																											$ 52,000
Mr Siokas [Member]
Common stock, shares issued						257,334
Exchange for debt						$ 150,000
Exercise price						$ 0.5829
Mr Terzis [Member]
Common stock, shares issued						85,778
Exchange for debt						$ 50,000
Exercise price						$ 0.5829
Cloudscreen [Member]
Common stock, shares issued		280,000
Fair value of shares		$ 319,200
November 21, 2022 [Member] | General And Administrative Expense [Member]
Common stock, shares issued to related party																						40,000
Issued shares of common stock, value																						$ 173,121
SecuritiesPurchaseAgreement [Member]
Common stock, shares issued												1,401,163																			1,574
Pre-funded warrants issued												715,773
Issuance of Common Stock										125,294		2,116,936
Warrants exercise price												$ 0.01
Term												4 years 5 months 1 day
Warrants shares to purchase												1,935,484
Exercise price												$ 2.75
Warrants shares expired												1,935,484
Period of warrants expired												Jan. 01, 2029
Common stock and warrants sale unit price												$ 2.75
Gross proceeds from sale of stock												$ 5,250,000
Financing fees												443,000
Proceeds from other shares												$ 4,807,038
Fair value of shares										$ 176,665
Provision for issued warrants												782,610
Deemed dividend												$ 15,385
Exercise price before repricing												$ 11.50
Exercise price after repricing												2.75
Common stock fair value												$ 1.89
Volatility												253.10%
Dividend rate												0.00%
Volatility after repricing												234.70%
Discount rate before repricing												4.26%
Discount rate after repricing												4.03%
Term after repricing												5 years 6 months 3 days
Issuance of Warrants [Member]
Common stock, shares issued										1,487,000
Warrants exercise price				$ 82.50												$ 82.50					$ 2.75	$ 1.45
Gross cash proceeds from warrants exercised										$ 3,533,741
Shares held in escrow										950,063
Deemed dividend				$ 8,480,379																		$ 7,642
Term				5 years 6 months 3 days												5 years 2 months 26 days
Conversion price description				from $82.50 to $15.54
Issued shares of common stock upon the exercise										2,437,063
Grant of new warrants																						$ 7,218,485
Warrants grant				344,765												1,333						4,874,126
Stock based compensation																$ 24,101
Common stock fair value				$ 26.75												$ 26.75
Volatility				121.47%												107.30%
Dividend rate				0.00%												0.00%
Discount rate				2.99%												2.71%
Outstanding warrants				80,000
Issuance of Warrants [Member] | SecuritiesPurchaseAgreement [Member]
Warrants exercise price															$ 3.00
Common stock, shares issued to related party															2,486,667
Issued shares of common stock, value															$ 7,500,000
Common stock fair value															$ 2.20
Dividend rate															0.00%
Warrants exercise price															$ 3.00
Warrants exercise term															7 years
Issued shares of warrants															5,000,000
Discount to common stock associated with warrants															$ 8,437,977
Issued shares of warrants, value															$ 5,000,000
Issuance of Warrants [Member] | SecuritiesPurchaseAgreement [Member] | December 19, 2022 [Member]
Proceeds from Issuance of Warrants														$ 30,600,319
Warrants exercise price														$ 7.59
Term														5 years
Common stock, shares issued to related party														2,828,320
Common stock fair value														$ 11.50
Volatility														157.53%
Dividend rate														0.00%
Risk free interest rate														3.70%
Cancelled warrants														260,870
Warrants exercise price														$ 11.50
Aggregate purchase price														$ 32,525,680
Issued shares of warrants														2,828,320
Discount to common stock associated with warrants														$ 17,778,260
Warrant Exchange [Member]
Common stock, shares issued							2,332,000			1,487,000														1,053,372
Pre-funded warrants issued							4,874,126			2,437,063
Warrants exercise price										$ 1.45
Gross cash proceeds from warrants exercised							$ 4,240,977			$ 3,533,741
Shares held in escrow							2,542,126			950,063											950,063
Term				5 years			1 year 6 months			5 years
Deemed dividend							$ 6,185,321			$ 7,218,485								$ 7,633,033			$ 9,793	$ 7,642
Warrants newly granted																						7,218,485
Maximum [Member] | Issuance of Warrants [Member] | SecuritiesPurchaseAgreement [Member]
Term															7 years
Volatility															135.05%
Risk free interest rate															4.62%
Maximum [Member] | Issuance of Warrants [Member] | SecuritiesPurchaseAgreement [Member] | October 20, 2022 [Member]
Warrants exercise price															$ 15.54
Term															7 years
Volatility															132.30%
Risk free interest rate															4.45%
Maximum [Member] | Warrant Exchange [Member]
Warrants exercise price							$ 1.45			$ 1.45
Debt Conversions [Member]
Common stock, shares issued																															1,574
Convertible stock					26,515
Conversion of stock in to common stock					1,574
Conversion of stock value					$ 38,144
Conversion of Debt																							1,190,000								$ 0
Extinguishment of debt																							$ 216,580
Fair value, per share																							$ 102.25
Derivative liability																															$ 11,629
Shares issued																							9,520
Capital contribution																							$ 973,420
Gain on debt extinguishment																							216,580
Increase in equity related to the conversion																							1,190,000
Warrant Inducement Letter [Member]
Pre-funded warrants issued							9,748,252																		2,542,126
Gross cash proceeds from warrants exercised							$ 649,000
Minimum [Member] | Issuance of Warrants [Member] | SecuritiesPurchaseAgreement [Member]
Term															2 years
Volatility															129.02%
Risk free interest rate															4.36%
Minimum [Member] | Issuance of Warrants [Member] | SecuritiesPurchaseAgreement [Member] | October 20, 2022 [Member]
Warrants exercise price															$ 3.00
Term															4 years 10 months 13 days
Volatility															131.90%
Risk free interest rate															4.36%
Minimum [Member] | Warrant Exchange [Member]
Warrants exercise price							$ 0.8701			$ 2.75
SecuritiesPurchaseAgreements [Member] | Issuance of Warrants [Member] | October 20, 2022 [Member]
Deemed dividend															$ 1,067,876
Common stock fair value															$ 2.20
Dividend rate															0.00%
Description of warrants															The Company valued (a) the fair value of the 424,765 warrants immediately before exchange in the amount of $645,108, (b) the fair value of the warrants immediately after the exchange in the amount of $1,712,984, and (c) recorded the difference as a deemed dividend in the amount of $1,067,876
Cancelled warrants															424,765
Exchange for additional warrants with existing warrant holders															849,530
Warrants exercise price															$ 3.00
Warrants exercise term															7 years
Exercise price, pre-exchange															$ 15.54
Exercise price, pro-exchange															3.00
Series A Preferred Stock [Member]
Preferred stock, Liquidation Preference																			6,000,000		6,000,000	6,000,000
Original Warrants Shares issued							4,874,126
Deemed dividend																					$ 372,414	$ 372,414	$ 372,414
Description of convertible into Common Stock																					Series A Preferred Stock was initially convertible into the Company’s Common Stock as determined by dividing the number of shares of Series A Preferred Stock to be converted by the lower of (i) $75.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five trading days immediately following the effectiveness of the registration statement concerning the shares (the “Conversion Price”). On June 14, 2022, the Conversion Price was reset to $15.54 per share
Dividend rate, per year																							8.00%
Total mezzanine equity																					$ 0
Series A Preferred Stock [Member] | Private Placement [Member]
Warrants exercise price																	$ 82.50
Term																	5 years 6 months
Volatility																	118.00%
Dividend rate																	0.00%
Discount rate before repricing																	1.71%
Sales of shares																	6,000
Warrants																	80,000
Aggregate gross proceeds warrants																	$ 6,000,000
Shares price, per share																	$ 1,000
Fair value of common stock																	$ 85.50
Warrants, Description																	The Warrants were initially exercisable to purchase shares of common stock at $82.50 per share, or 110% of the Series A Shares initial conversion price and will expire five and one-half years following the initial exercise date of the Warrants
Additional value of Warrants																	2,000,000
Series A Preferred Stock [Member] | SecuritiesPurchaseAgreements [Member]
Warrants exercise price															$ 3.00
Preferred Stock, designated shares															2,500,000
Issuance of common stock [Member]
Common stock, shares issued																						15,258
Common stock shares value																						$ 96,888						$ 138,667	$ 316,081
Share-based Payment Award - Number of Shares Granted											970,000															240,000
Share-based Compensation Expense	$ 264,000										$ 999,100
Consulting Agreements Description								the termination date of two out of the four consulting agreements were extended and the consultants received additional 440,000 shares as complementary compensation for the extended services to be provided, valued at a total of $501,600 based on the fair value of the Company's common stock as of the agreements' date.
Issuance of new warrants							9,748,252
Reduced exercise price warrant shares Description							shares from $1.45 to $0.8701 to induce exercise
Proceeds from warrant exercise							4,874,126														2,332,000
Proceeds from Issuance of Warrants							$ 4,240,977														$ 4,240,977
Issuance of Common Stock							2,332,000														2,332,000
Shares Held in Escrow							2,532,126
Legal and escrow fees																					$ 372,109
Net proceeds																					$ 3,868,868
Exercise price reduced description																					through which their exercise price was reduced from $1.45 to $0.8701
Common stock shares issued for acquisition																												46,377	99,710
Gross proceeds from sale of stock																					$ 648,893
Number of shares issued									2,500,000												901,488
Placement agent fees and commissions																					$ 19,467
Net proceeds from issuance																					$ 629,426
Issuance of common stock [Member] | Equity Incentive Plan [Member]
Common stock shares value			$ 653,050
Share-based Compensation Expense																						323,957
Common stock, shares issued to related party			185,000
Description of shares vested			1) 50% vesting on October 2, 2023, and 2) 50% vesting on October 2, 2024
Unamortized stock-based compensation			$ 185,000																			$ 329,093
Treasury Stocks One
Common stock, shares issued																			86,497		86,497	86,497
Common stock, authorization to purchase													$ 3,000,000
Common stock shares value																			$ 917,159		$ 917,159	$ 917,159
Common stock, shares purchased																						71,000
Common stock, shares purchased amount																						$ 100,452